Related Party Transactions - Summary of Transactions Between Related Parties (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amount due to related parties	$ 1,834,307	$ 2,419,377
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salaries, management and directors' fees	1,613,502	1,683,015	$ 1,460,296
Share-based payments	432,098	628,019	388,398
Total	2,045,600	2,311,034	$ 1,848,694
Amount due to related parties	121,852	116,091
Principal Owner Of Agnity [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	234,278	813,023
Officer Of Company For Working Capital Loan [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	30,796	33,205
Agnity Communications Private Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	1,111,521	1,138,630
Former Shareholder Of CSA [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	$ 335,860	$ 318,428